Post-Employment Benefits - Summary of Defined Benefit Assets (Liability) Net of Valuation Allowance Included in Other Assets and Other Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Immaterial subsidiaries [member] | Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability	$ 5	$ 7